Capital Stock - Summary of Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Feb. 28, 2019 USD ($) $ / shares shares
Number (000’s)
Options Outstanding, Number, Beginning Balance | shares	862
Granted during the year, Number | shares	8,320
Exercised during the year, Number | shares	(105)
Forfeited/cancelled/expired during the year, Number | shares	(63)
Options Outstanding, Number, Ending Balance | shares	9,014
Stock options vested and expected to Vest, Number | shares	7,023
Exercisable, Number | shares	556
Weighted Average Exercise Price
Beginning balance (usd per share) | $ / shares	$ 7.57
Granted during the year (usd per share) | $ / shares	3.93
Exercised during the year (usd per share) | $ / shares	7.41
Forfeited/cancelled/expired during the year (usd per share) | $ / shares	7.97
Ending balance (usd per share) | $ / shares	4.21
Vested and expected to vest (usd per share) | $ / shares	4.27
Exercisable (usd per share) | $ / shares	$ 7.49
Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	7 years 10 months 9 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	7 years 8 months 26 days
Exercisable, Weighted Average Remaining Contractual Term	1 year 4 months 24 days
Aggregate Intrinsic Value | $	$ 41
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value | $	31
Exercisable, Aggregate Intrinsic Value | $	$ 1